UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Series Fund, Inc.

Annual Report

July 31, 2008

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access now available at www.equitrust.com

737-028(08)

PRESIDENT’S LETTER

Dear Shareholders:

For this report, it is prudent to first address the current macroeconomic environment before discussing the performance of the markets in general. Judging by measures such as employment, income, industrial production and domestic sales, the U.S. economy appears to have peaked near the end of 2007 and has slowed notably since then. While not yet officially labeled as such, many observers note the current environment looks and feels like a recession, particularly for the U.S. consumer.

You are likely well aware of the challenges facing U.S. consumers. The rapid rise in the price of oil over the past twelve months has driven up the price of gasoline and contributed to increased food prices. With staples demanding more of Americans’ income, there is simply less available for discretionary items. Because the U.S. housing market remains weak, declining home values have likely also contributed to contracting consumer purchases. Further, unemployment increased during the first half of 2008, with the latest reading showing 6.1% compared to less than 5% at the beginning of the year. To no surprise, measures of consumer sentiment have fallen to recessionary levels amidst rising prices and falling employment.

The U.S. government has intervened on several fronts, though with modest success near-term. Federal Reserve Chairman Ben Bernanke, along with the Federal Open Market Committee, has cut 2.25% off the fed funds rate since the beginning of 2008. The Fed has traditionally used rate cuts to support a weakening economy or jump-start growth. Congress and the White House have also attempted to offset the weakening economy. This spring’s tax rebate stimulus checks were an attempt to keep U.S. consumers spending in spite of their abilities otherwise.

Turning to the financial markets, the domestic and global equity markets peaked in 2007 at nearly the same time as the U.S. economy. During the EquiTrust Series Fund’s fiscal year ended July 31, 2008, the S&P 500 lost 11.09% on a total return basis. International stocks fared a little worse, with the developed markets’ MSCI EAFE Index falling 11.73%.

Fixed-income returns were better than those of equities over the 12-month period, with the highest quality benchmarks showing the best performance. The Lehman Brothers U.S. Treasury Index returned 8.99% for the period, while the Lehman Brothers U.S. Aggregate Index gained 6.15%. Lower quality fixed-income issues were flat, with the Lehman Brothers U.S. Corporate High Yield Index returning (0.03)%.

The declines in the equity markets can be discouraging, but they also provide opportunities for individuals investing for the long-term. We encourage you to follow an asset allocation plan and to continue adding to your account when the financial markets present long-term opportunities. The EquiTrust Series Fund (the “Fund”) portfolios offer investors exposure to the domestic equity and fixed income markets.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for your continued support of the Fund.

Craig A. Lang

President

September 15, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the High Grade Bond Portfolio and Lehman Brothers U.S. Aggregate Index

Treasury yields fell over the twelve-month period ended July 31, 2008. During this same period, the two-year U.S. Treasury fell 128 basis points (“bp”) (1.28%) to 3.24%, the ten-year U.S. Treasury fell 79 bp (0.79%) to 3.95% and the thirty-year U.S. Treasury fell 33 bp (0.33%) to 4.57%.

During the twelve-month period ended July 31, 2008, the High Grade Bond Portfolio underperformed the Lehman Brothers U.S. Aggregate Index, as reflected by the 0.82% and 0.53% non-standardized total returns produced by Class A and B shares, respectively, versus the 6.15% total return produced by the Index.

The total returns for the major components of the Index for this period were as follow: U.S. fixed rate mortgage-backed securities (36% of the Index), 7.04%; U.S. Treasury securities (22% of the Index) 8.99%; and U.S. investment grade corporate securities (20% of the Index), 1.95%. The effective duration1 of the Index was 4.78. In comparison, the Portfolio had approximately 49% of its assets in mortgage-backed securities, 36% in corporate securities, 12% in cash equivalents and 3% in commercial mortgage-backed securities and had an effective duration of 5.15. Based on this measure, both the Portfolio and the Index would be expected to respond relatively the same to any given movement in interest rates. However, the Portfolio underperformed the Index due to its greater exposure to underperforming corporate issues and cash, and its lesser exposure to outperforming Treasury issues coupled with Portfolio expenses.

Credit spreads remain at historically wide levels and appear to be pricing in a very dire economic outlook. Given we believe these spread levels are compensating us for this risk, we continue to plan to avoid the U.S. Treasury market and remain largely invested in spread assets while maintaining a duration near that of the Index.

During the reporting period, the major changes to the Portfolio were a 17% decrease in its exposure to corporate securities, a 13% increase in mortgage-backed securities, a 3% increase in commercial mortgage-backed securities and a 1% decrease in cash equivalents.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Strategic Yield Portfolio and Lehman Brothers U.S. Credit/High Yield Index

During the twelve-month period ended July 31, 2008, the (2.68)% and (2.99)% total returns produced by the Strategic Yield Class A and B shares, respectively, were less than the 2.23% total return produced by the Lehman Brothers U.S. Credit/High Yield Index.

The two components and their total returns for the U.S. Credit/High Yield Index over this period were as follows: U.S. investment grade credit securities (81% of the Index), 2.85%; and U.S. high yield securities (19% of the Index), (0.03)%. In comparison, the Portfolio had approximately 48% of its assets invested in corporate securities rated non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 47% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, and 5% of its assets invested in cash equivalents.

The Portfolio realized a lower return than the Index during the period mainly because of its larger exposure to high yield issues, coupled with Portfolio expenses and the underperformance of specific issues, primarily in the financial sector.

During the period, the major changes to the Portfolio were a 4% decrease in its exposure to high yield issues, a 13% increase in investment grade rated issues and a 9% decrease in cash equivalents.

High yield and investment grade spreads are currently at very wide levels. Given our outlook for continued difficult economic conditions, investment grade issues appear more attractive at this time relative to high yield issues.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Managed Portfolio and S&P 500 Stock Composite Index

For the twelve-month period ended July 31, 2008, the Managed Portfolio’s Class A and B shares generated returns of (4.13)% and (4.48)%, respectively, compared to the S&P 500 Stock Composite Index return of (11.09)%. This Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing income with the potential for capital appreciation. For this reason, neither its performance nor its constitution will likely mirror any one particular equity index over long periods of time.

The Portfolio’s allocation has shifted noticeably from a year ago. In January, some of the Portfolio’s GNMA holdings were sold to take advantage of gains in those securities caused by the decline in market interest rates. Initially, the proceeds from these sales were held as cash. In the months following, however, we found attractive equities and so deployed the proceeds and other cash into stocks. At July 31, 2008, the Portfolio’s allocation was roughly 74% equity, 23% high quality fixed-income and just over 3% cash, compared to weights of 62%, 28% and 9%, respectively, a year ago.

The Portfolio outperformed the Index due to its better performing equity holdings and the positive returns from its fixed-income and cash positions. Although the Portfolio’s equity position recorded a negative return for the period, it was less than the Index’s loss. In particular, the Portfolio benefited from better returns from its energy, financial and health care holdings that were partially offset by the underperformance of its industrials and technology exposure. Cash and high quality fixed-income issues generally outperformed the Index. The Portfolio’s cash and fixed-income holdings are less than 30% of its assets, but its allocations in those securities drove half of its outperformance relative to the Index.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Value Growth Portfolio and S&P 500 Stock Composite Index

The Value Growth Portfolio outperformed the S&P 500 Stock Composite Index for the twelve months ended July 31, 2008, with the Class A and B shares returning (8.31)% and (8.67)%, respectively, compared to (11.09)% for the Index.

The decline among individual stocks was broad over the twelve-month period, with more than 70% of the Index constituents recording at least a modest decline. Losses were heaviest and most significant among the financials sector, though the consumer discretionary, industrials and technology sectors also declined for the period. Stocks of consumer staples like PepsiCo, Procter & Gamble and Colgate fared the best.

The Portfolio realized a decline for the period but it was less than the Index. We underweighted financial stocks and this benefited performance, while the Portfolio’s health care position additionally boosted performance relative to the Index. Weaker performing positions in the industrials and utilities sector partially offset the Portfolio’s strong performance in financials and health care.

We have found attractive opportunities among large company stocks in the past twelve months, and the Portfolio has consequently moved to a higher equity weight from a year ago. As a result, for the 3-month period ended July 31, 2008, the Portfolio’s investments in cash and cash equivalents were at their lowest level since the Portfolio Manager change in March 2000.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Blue Chip Portfolio and S&P 500 Stock Composite Index

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market and remains substantially invested in approximately 50 such common stock issues. Given the Portfolio’s constitution, its performance will track with that of the broad-market S&P 500 Stock Composite Index, but will be most similar to that of the large-capitalization segment within the Index.

The Portfolio’s Class A and B shares generated non-standardized returns of (12.20)% and (12.46)%, respectively, for the twelve months ended July 31, 2008. This compares to (11.09)% for the Index. The Index’s mid-sized constituents performed the best for the period, with the largest declines occurring among its larger constituents. Because the Portfolio has limited exposure to the former, it experienced the Index’s heavier losses and consequently underperformed for the period.

The Blue Chip Portfolio is concentrated in the Index’s largest companies, which includes names such as General Electric, Bank of America, Johnson & Johnson and Proctor & Gamble. We expect the Portfolio to perform similarly to the Index as long as the Index’s performance is driven by the largest domestic stocks.

PORTFOLIO HOLDINGS

July 31, 2008

Value Growth Portfolio

by Industry Sector

High Grade Bond Portfolio

by Credit Quality and Type of Security**

Strategic Yield Portfolio

by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

PORTFOLIO HOLDINGS

July 31, 2008

Managed Portfolio

by Industry Sector

Money Market Portfolio

by Asset Type

Blue Chip Portfolio

by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2008 and held until July 31, 2008.

Actual Expenses

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 2/01/2008	Ending Account Value 7/31/2008	Expenses Paid During Period 2/1/2008 - 7/31/2008	Annualized Expense Ratio (1)
Value Growth — Class A				1.42%
Actual	$1,000	$953.90	$6.90
Hypothetical (2)	$1,000	$1,017.94	$7.12

Value Growth — Class B				1.73%
Actual	$1,000	$952.50	$8.42
Hypothetical (2)	$1,000	$1,016.38	$8.69

Value Growth — Class I				0.69%
Actual	$1,000	$957.70	$3.36
Hypothetical (2)	$1,000	$1,021.56	$3.47

High Grade Bond — Class A				1.53%
Actual	$1,000	$969.30	$7.47
Hypothetical (2)	$1,000	$1,017.41	$7.65

High Grade Bond — Class B				1.92%
Actual	$1,000	$967.20	$9.41
Hypothetical (2)	$1,000	$1,015.44	$9.64

High Grade Bond — Class I				0.65%
Actual	$1,000	$973.40	$3.20
Hypothetical (2)	$1,000	$1,021.75	$3.28

Strategic Yield — Class A				1.69%
Actual	$1,000	$968.80	$8.29
Hypothetical (2)	$1,000	$1,016.58	$8.49

Strategic Yield — Class B				2.01%
Actual	$1,000	$967.30	$9.81
Hypothetical (2)	$1,000	$1,015.03	$10.05

Strategic Yield — Class I				0.86%
Actual	$1,000	$972.80	$4.22
Hypothetical (2)	$1,000	$1,020.72	$4.33

Managed — Class A				1.60%
Actual	$1,000	$952.50	$7.77
Hypothetical (2)	$1,000	$1,017.04	$8.02

Managed — Class B				1.90%
Actual	$1,000	$950.40	$9.23
Hypothetical (2)	$1,000	$1,015.54	$9.53

Managed — Class I				0.83%
Actual	$1,000	$955.40	$4.05
Hypothetical (2)	$1,000	$1,020.86	$4.19

Money Market — Class A (3)				1.76%
Actual	$1,000	$1,003.70	$8.76
Hypothetical (2)	$1,000	$1,016.26	$8.81

Money Market — Class B (3)				1.70%
Actual	$1,000	$1,003.80	$8.47
Hypothetical (2)	$1,000	$1,016.54	$8.53

Money Market — Class I				0.93%
Actual	$1,000	$1,007.70	$4.65
Hypothetical (2)	$1,000	$1,020.36	$4.68

Blue Chip — Class A				1.33%
Actual	$1,000	$913.10	$6.31
Hypothetical (2)	$1,000	$1,018.40	$6.66

Blue Chip — Class B				1.57%
Actual	$1,000	$911.90	$7.46
Hypothetical (2)	$1,000	$1,017.20	$7.87

Blue Chip — Class I				0.47%
Actual	$1,000	$916.90	$2.22
Hypothetical (2)	$1,000	$1,022.68	$2.35

(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.
(3)	Transfer agent fees were waived during the period 5/14/2008 through 7/31/2008 affecting Money Market Class A and Class B shares. Without the waiver, Class A actual and hypothetical expenses paid during the period 2/1/2008 – 7/31/2008 would have been $8.78 and $8.83 with an annualized expense ratio of 1.76%. Without the waiver, Class B actual and hypothetical expenses paid during the period 2/1/2008 – 7/31/2008 would have been $9.95 and $10.00 with an annualized expense ratio of 2.00%.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2008

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS
Investments in securities, at value (cost—$66,923,814; $14,836,677; $12,249,162; $39,398,965; $3,848,532; and $34,854,495, respectively)	$66,957,925	$14,199,023	$11,327,035	$41,584,150	$3,848,532	$50,255,061
Cash	—	—	—	—	4,977	—
Receivables:
Accrued dividends and interest	65,752	121,291	217,892	89,501	817	78,792
Fund shares sold	3,058	1,967	126	3,941	—	3,627
Prepaid expense and other assets.	2,184	454	379	1,331	115	1,705

Total Assets	67,028,919	14,322,735	11,545,432	41,678,923	3,854,441	50,339,185

LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	29,004	6,918	7,416	21,021	1,208	29,679
Payable for fund shares redeemed	33,647	—	—	—	—	2,025
Dividends payable	—	2,642	8,486	—	2,498	—
Accrued expenses	20,481	8,758	7,430	10,561	6,902	12,486

Total Liabilities	83,132	18,318	23,332	31,582	10,608	44,190

NET ASSETS	$66,945,787	$14,304,417	$11,522,100	$41,647,341	$3,843,833	$50,294,995

ANALYSIS OF NET ASSETS
Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$4,749	$1,441	$1,306	$2,976	$3,843	$1,249
Paid-in capital	69,815,085	14,793,680	13,337,230	39,468,484	3,839,990	34,137,437
Accumulated undistributed net investment income	465,982	—	—	43,375	—	530,355
Accumulated undistributed net realized gain (loss) from investment transactions	(3,374,140)	146,950	(894,309)	(52,679)	—	225,388
Net unrealized appreciation (depreciation) of investments	34,111	(637,654)	(922,127)	2,185,185	—	15,400,566

NET ASSETS	$66,945,787	$14,304,417	$11,522,100	$41,647,341	$3,843,833	$50,294,995

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

July 31, 2008

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE
Class A: Net Assets	$49,171,332	$7,147,755	$6,060,651	$27,537,617	$704,565	$30,247,398
Shares issued and outstanding	3,492,602	720,323	686,269	1,968,923	704,565	751,524
Net asset value and redemption price per share	$14.08	$9.92	$8.83	$13.99	$1.00	$40.25

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$14.94	$10.31	$9.17	$14.84	$1.00	$42.71

Class B: Net Assets	$7,826,339	$1,634,391	$1,173,465	$5,214,215	$288,976	$8,736,744
Shares issued and outstanding	557,420	164,770	132,875	373,014	288,976	217,486
Net asset value per share	$14.04	$9.92	$8.83	$13.98	$1.00	$40.17

Class I: Net Assets	$9,948,116	$5,522,271	$4,287,984	$8,895,509	$2,850,292	$11,310,853
Shares issued and outstanding	696,752	556,177	485,776	632,231	2,850,292	278,504
Net asset value per share	$14.28	$9.93	$8.83	$14.07	$1.00	$40.61

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF OPERATIONS

Year Ended July 31, 2008

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME
Dividends	$1,419,416	$—	$8,087	$699,427	$—	$1,438,507
Interest	143,221	832,743	873,606	707,148	127,589	46,339
Less foreign tax withholding	(5,863)	—	—	(3,358)	—	—

Total Investment Income	1,556,774	832,743	881,693	1,403,217	127,589	1,484,846
EXPENSES
Paid to Affiliates:
Investment advisory and management fees	373,259	58,739	68,139	267,364	9,017	145,832
Transfer and dividend disbursing agent fees	158,253	29,142	31,245	109,495	5,791	164,849
Distribution fees	185,115	28,849	23,476	105,194	2,984	142,929
Administrative service fees	160,407	23,221	19,741	88,780	2,316	113,869
Accounting fees	30,000	7,342	6,194	22,280	1,803	29,166
Custodian fees	17,922	8,625	7,239	14,988	6,522	15,915
Professional fees	31,624	11,689	10,823	19,104	9,280	23,032
Directors' fees and expenses	10,748	2,097	1,774	6,410	511	8,389
Reports to shareholders	21,896	4,347	3,659	13,158	1,061	16,890
Registration fees	10,769	7,533	7,451	8,826	6,586	9,115
Miscellaneous	8,065	1,504	1,334	4,730	341	6,205

Total Expenses	1,008,058	183,088	181,075	660,329	46,212	676,191
Waiver of fees	—	—	—	—	(408)	—
Expense reimbursement	—	—	(2,012)	—	(3,043)	—
Fees paid indirectly	(1,466)	(199)	(213)	(782)	(167)	(987)

Net Expenses	1,006,592	182,889	178,850	659,547	42,594	675,204

Net Investment Income	550,182	649,854	702,843	743,670	84,995	809,642
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	(1,407,270)	156,213	19,285	147,770	—	225,538
Change in unrealized appreciation (depreciation) of investments	(5,266,232)	(664,505)	(1,018,332)	(2,629,918)	—	(8,076,362)

Net Loss on Investments	(6,673,502)	(508,292)	(999,047)	(2,482,148)	—	(7,850,824)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,123,320)	$141,562	$(296,204)	$(1,738,478)	$84,995	$(7,041,182)

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Year Ended July 31, 2008	Year Ended July 31, 2007	Year Ended July 31, 2008	Year Ended July 31, 2007	Year Ended July 31, 2008	Year Ended July 31, 2007
OPERATIONS
Net investment income	$550,182	$1,140,869	$649,854	$669,702	$702,843	$774,396
Net realized gain (loss) from investment transactions	(1,407,270)	4,952,414	156,213	2,818	19,285	10,130
Change in unrealized appreciation (depreciation) of investments	(5,266,232)	4,312,528	(664,505)	80,714	(1,018,332)	57,686

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,123,320)	10,405,811	141,562	753,234	(296,204)	842,212

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(905,001)	(374,226)	(316,102)	(300,523)	(358,984)	(383,583)
Class B	(94,428)	(35,889)	(64,889)	(121,954)	(64,213)	(102,566)
Class I	(225,510)	(105,329)	(268,863)	(247,225)	(279,646)	(288,247)
Net realized gain from investment transactions:
Class A	(913,028)	—	—	—	—	—
Class B	(144,929)	—	—	—	—	—
Class I	(168,562)	—	—	—	—	—

Total Dividends and Distributions	(2,451,458)	(515,444)	(649,854)	(669,702)	(702,843)	(774,396)
CAPITAL SHARE TRANSACTIONS	(4,021,325)	(7,315,633)	838,698	(395,360)	(734,538)	525,093

Total Increase (Decrease) in Net Assets	(12,596,103)	2,574,734	330,406	(311,828)	(1,733,585)	592,909

NET ASSETS
Beginning of year	79,541,890	76,967,156	13,974,011	14,285,839	13,255,685	12,662,776

End of year (including accumulated undistributed net investment income as set forth below)	$66,945,787	$79,541,890	$14,304,417	$13,974,011	$11,522,100	$13,255,685

Accumulated Undistributed Net Investment Income	$465,982	$1,140,739	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Year Ended July 31, 2008	Year Ended July 31, 2007	Year Ended July 31, 2008	Year Ended July 31, 2007	Year Ended July 31, 2008	Year Ended July 31, 2007
OPERATIONS
Net investment income	$743,670	$1,163,251	$84,995	$129,763	$809,642	$725,416
Net realized gain (loss) from investment transactions	147,770	1,942,685	—	—	225,538	2,400,482
Change in unrealized appreciation (depreciation) of investments	(2,629,918)	1,260,956	—	—	(8,076,362)	6,187,341

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,738,478)	4,366,892	84,995	129,763	(7,041,182)	9,313,239

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Class A	(473,434)	(702,928)	(12,123)	(17,971)	(356,138)	(359,346)
Class B	(66,792)	(148,765)	(3,789)	(7,717)	(79,959)	(88,884)
Class I	(209,320)	(262,442)	(69,083)	(104,075)	(214,214)	(218,485)
Net realized gain from investment transactions:
Class A	(1,283,212)	(2,388,161)	—	—	(1,166,903)	—
Class B	(246,994)	(612,081)	—	—	(337,773)	—
Class I	(375,849)	(691,415)	—	—	(413,024)	—

Total Dividends and Distributions	(2,655,601)	(4,805,792)	(84,995)	(129,763)	(2,568,011)	(666,715)
CAPITAL SHARE TRANSACTIONS	(90,833)	1,544,455	653,952	(189,317)	(2,892,819)	(3,890,035)

Total Increase (Decrease) in Net Assets	(4,484,912)	1,105,555	653,952	(189,317)	(12,502,012)	4,756,489

NET ASSETS
Beginning of year	46,132,253	45,026,698	3,189,881	3,379,198	62,797,007	58,040,518

End of year (including accumulated undistributed net investment income as set forth below)	$41,647,341	$46,132,253	$3,843,833	$3,189,881	$50,294,995	$62,797,007

Accumulated Undistributed Net Investment Income	$43,375	$49,251	$—	$—	$530,355	$371,024

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

July 31, 2008

	Shares Held	Value

COMMON STOCKS (97.20%)
BUSINESS SERVICES (6.63%)
Adobe Systems Inc. (1)	10,900	$450,715
eBay Inc. (1)	20,155	507,301
Intuit Inc. (1)	14,060	384,260
Microsoft Corp.	53,553	1,377,383
Oracle Corp. (1)	45,090	970,788
Symantec Corp. (1)	35,583	749,734

		4,440,181
CHEMICALS AND ALLIED PRODUCTS (14.93%)
Abbott Laboratories	12,450	701,433
Amgen Inc. (1)	7,590	475,362
Colgate-Palmolive Co.	6,375	473,471
Dow Chemical Co. (The)	4,890	162,886
E. I. du Pont de Nemours and Co.	17,765	778,285
Johnson & Johnson	27,539	1,885,595
K-V Pharmaceutical Co.-Class A (1)	15,150	310,423
Mylan Inc. (1)	27,870	361,474
Novartis AG	6,970	413,670
Pfizer Inc.	75,674	1,412,834
Procter & Gamble Co. (The)	17,650	1,155,722
Schering-Plough Corp.	19,940	420,335
Teva Pharmaceutical Industries Ltd.	23,334	1,046,297
Wyeth	9,830	398,312

		9,996,099
COMMUNICATIONS (3.06%)
AT&T Inc.	20,105	619,435
Comcast Corp.-Class A	25,237	520,387
Embarq Corp.	3,800	173,926
Sprint Nextel Corp.	19,593	159,487
Verizon Communications Inc.	16,870	574,255

		2,047,490
DEPOSITORY INSTITUTIONS (4.37%)
Bank of America Corp.	18,272	601,149
Bank of New York Mellon Corp. (The)	21,602	766,871
Citigroup Inc.	25,389	474,520
National City Corp.	10,030	47,442
New York Community Bancorp, Inc.	29,770	494,777
U.S. Bancorp	10,922	334,322
Wachovia Corp.	11,922	205,893

		2,924,974
EATING AND DRINKING PLACES (0.26%)
Chipotle Mexican Grill, Inc. (1)	2,500	171,250

ELECTRIC, GAS, AND SANITARY SERVICES (3.42%)
Atmos Energy Corp.	15,103	399,776
CMS Energy Corp.	31,400	423,900
Integrys Energy Group, Inc.	11,392	581,676
Pepco Holdings, Inc.	13,530	337,438

	Shares Held	Value

Pinnacle West Capital Corp.	9,900	$332,343
Waste Management, Inc.	6,000	213,240

		2,288,373
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.61%)
Cisco Systems, Inc. (1)	50,200	1,103,898
Emerson Electric Co.	5,800	282,460
General Electric Co.	92,025	2,603,387
Helen of Troy Ltd. (1)	12,088	248,529
Intel Corp.	25,100	556,969
QUALCOMM Inc.	5,400	298,836

		5,094,079
FABRICATED METAL PRODUCTS (0.93%)
Illinois Tool Works Inc.	13,310	623,573

FOOD AND KINDRED PRODUCTS (4.12%)
Anheuser-Busch Companies, Inc.	8,955	606,791
Coca-Cola Co. (The)	13,110	675,165
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	238,434
Dr Pepper Snapple Group, Inc. (1)	14,100	291,447
Kraft Foods Inc.	9,600	305,472
PepsiCo, Inc.	9,635	641,306

		2,758,615
FOOD STORES (0.59%)
Kroger Co. (The)	13,998	395,863

FORESTRY (0.52%)
Weyerhaeuser Co.	6,520	348,559

GENERAL MERCHANDISE STORES (2.61%)
Target Corp.	16,110	728,655
Wal-Mart Stores, Inc.	17,335	1,016,178

		1,744,833
HOLDING AND OTHER INVESTMENT OFFICES (1.40%)
Adams Express Co. (The)	31,680	376,358
H&Q Life Sciences Investors	44,907	559,092

		935,450
INDUSTRIAL MACHINERY AND EQUIPMENT (4.97%)
3M Co.	16,485	1,160,379
EMC Corp. (1)	67,200	1,008,672
Hewlett-Packard Co.	5,870	262,976
Ingersoll-Rand Co. Ltd.-Class A	15,875	571,500
Sigma Designs, Inc. (1)	18,300	320,982

		3,324,509
INSTRUMENTS AND RELATED PRODUCTS (7.07%)
Agilent Technologies, Inc. (1)	12,000	432,720
Becton, Dickinson and Co.	13,246	1,124,718
Danaher Corp.	2,900	230,985
Medtronic, Inc.	16,660	880,148
Stryker Corp.	8,670	556,527

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSTRUMENTS AND RELATED PRODUCTS (continued)
Thermo Fisher Scientific Inc. (1)	18,144	$1,098,075
Zimmer Holdings, Inc. (1)	5,980	412,082

		4,735,255
INSURANCE AGENTS, BROKERS AND SERVICE (0.56%)
Arthur J. Gallagher & Co.	14,850	377,636

INSURANCE CARRIERS (3.71%)
Allstate Corp. (The)	6,225	287,720
American Equity Investment Life Holding Co.	34,900	305,026
American International Group, Inc.	13,040	339,692
EMC Insurance Group Inc.	15,791	386,564
Lincoln National Corp.	3,605	171,959
MBIA Inc.	6,644	39,399
MetLife, Inc.	10,170	516,331
Protective Life Corp.	4,740	170,450
WellPoint, Inc. (1)	5,108	267,915

		2,485,056
METAL MINING (3.01%)
Barrick Gold Corp.	31,792	1,346,391
Newmont Mining Corp.	14,000	671,440

		2,017,831
MOTION PICTURES (1.20%)
News Corp.-Class A	22,810	322,305
Time Warner Inc.	33,590	481,009

		803,314
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.66%)
United Parcel Service, Inc.-Class B	7,005	441,875

NON-DEPOSITORY CREDIT INSTITUTIONS (0.11%)
SLM Corp. (1)	4,440	76,057

OIL AND GAS EXTRACTION (9.77%)
Anadarko Petroleum Corp.	10,200	590,682
Apache Corp.	7,100	796,407
Baker Hughes Inc.	6,300	522,333
Devon Energy Corp.	5,400	512,406
Exterran Holdings, Inc. (1)	5,600	316,064
Helmerich & Payne, Inc.	15,200	898,776
Noble Corp.	11,800	612,066
Occidental Petroleum Corp.	9,830	774,899
Rowan Companies, Inc.	11,200	445,760
Transocean Inc. (1)	3,000	408,090
Weatherford International Ltd. (1)	17,600	664,048

		6,541,531
PAPER AND ALLIED PRODUCTS (1.33%)
AbitibiBowater Inc.	8,978	75,685
Kimberly-Clark Corp.	14,025	811,066

		886,751

	Shares Held	Value

PERSONAL SERVICES (0.69%)
Cintas Corp.	16,150	$459,306

PETROLEUM AND COAL PRODUCTS (4.48%)
Chevron Corp.	15,500	1,310,680
ConocoPhillips	12,228	998,049
Exxon Mobil Corp.	5,600	450,408
Valero Energy Corp.	7,200	240,552

		2,999,689
PRIMARY METAL INDUSTRIES (0.50%)
Corning Inc.	16,650	333,166

PRINTING AND PUBLISHING (0.75%)
Meredith Corp.	8,290	211,892
R. R. Donnelley & Sons Co.	10,960	292,632

		504,524
RAILROAD TRANSPORTATION (0.46%)
Union Pacific Corp.	3,720	306,677

RETAIL-DRUG AND PROPRIETARY STORES (0.69%)
Walgreen Co.	13,400	460,156

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.35%)
Bed Bath & Beyond Inc. (1)	8,390	233,494

RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.60%)
Lowe’s Companies, Inc.	19,835	403,047

SERVICES-ENGINEERING, ACCOUNTING RESEARCH & MANAGEMENT (1.20%)
Paychex, Inc.	11,200	368,704
Quest Diagnostics Inc.	8,200	435,912

		804,616
TOBACCO PRODUCTS (0.69%)
Altria Group, Inc.	6,395	130,138
Philip Morris International Inc.	6,395	330,302

		460,440
TRANSPORTATION EQUIPMENT (3.39%)
Federal Signal Corp.	17,200	247,164
Honeywell International Inc.	20,860	1,060,522
ITT Corp.	14,340	960,206

		2,267,892
WHOLESALE TRADE-NONDURABLE GOODS (0.56%)
SYSCO Corp.	13,235	375,345

Total Common Stocks (Cost $65,033,395)		65,067,506

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

SHORT-TERM INVESTMENTS (2.82%)
MONEY MARKET MUTUAL FUND (0.02%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $15,971)	15,971	$15,971

	Principal Amount
COMMERCIAL PAPER (0.93%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Capital Corp., 2.12%, due 08/08/08	$275,000	275,000
General Electric Capital Corp., 2.13%, due 08/11/08	350,000	350,000

Total Commercial Paper (Cost $625,000)		625,000

UNITED STATES GOVERNMENT AGENCIES (1.87%)
Federal Home Loan Bank, due 08/01/08	400,000	400,000
Federal Home Loan Bank, due 08/06/08	450,000	449,869
Federal Home Loan Mortgage Corp., due 08/18/08	400,000	399,579

Total United States Government Agencies (Cost $1,249,448)		1,249,448

Total Short-Term Investments (Cost $1,890,419)		1,890,419

Total Investments (100.02%) (Cost $66,923,814)		66,957,925

OTHER ASSETS LESS LIABILITIES (-0.02%)
Cash, receivables, prepaid expense and other assets, less liabilities		(12,138)

Total Net Assets (100.00%)		$66,945,787

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

July 31, 2008

	Principal Amount	Value

CORPORATE BONDS (36.14%)
DEPOSITORY INSTITUTIONS (7.02%)
Comerica Bank, 5.20%, due 8/22/17	$300,000	$223,743
Huntington National Bank, 5.50%, due 02/15/16	300,000	230,520
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	379,090
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	170,415

		1,003,768
ELECTRIC, GAS AND SANITARY SERVICES (5.42%)
Oglethorpe Power Corp., 6.974%, due 06/30/11	231,000	239,214
PacifiCorp, 6.90%, due 11/15/11	500,000	536,330

		775,544
FOOD AND KINDRED PRODUCTS (1.41%)
Diageo Capital plc, 4.375%, due 05/03/10	200,000	202,002

FOOD STORES (1.10%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	150,000	157,313

INSURANCE CARRIERS (3.90%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	241,663
SunAmerica Inc., 8.125%, due 04/28/23	300,000	315,708

		557,371
OIL AND GAS EXTRACTION (1.78%)
Burlington Resources Inc., 9.125%, due 10/01/21	200,000	255,278

SECURITY AND COMMODITY BROKERS (6.05%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	282,450
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	582,484

		864,934
TOBACCO PRODUCTS (5.37%)
UST Inc., 7.25%, due 06/01/09	750,000	768,330

TRANSPORTATION — BY AIR (3.27%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	524,553	467,953

	Principal Amount	Value

TRANSPORTATION EQUIPMENT (0.82%)
Ford Motor Co., 9.215%, due 09/15/21	$200,000	$118,000

Total Corporate Bonds (Cost $5,664,494)		5,170,493

COMMERCIAL MORTGAGE PASS- THROUGH CERTIFICATES (2.85%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.10%, due 08/01/39	500,000	407,520

Total Commercial Mortgage Pass-Through Certificates (Cost $494,220)		407,520

MORTGAGE-BACKED SECURITIES (48.90%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.48%)
3023 Class TG, 5.50%, due 08/01/35	129,680	126,542
3051 Class MY, 5.50%, due 10/01/25	400,000	388,052
Pool # A53146, 5.50%, due 10/01/36	271,614	266,009
Pool # A69436, 6.00%, due 12/01/37	430,475	432,760
Pool # G02562, 6.00%, due 01/01/37	425,969	428,951

		1,642,314
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (9.52%)
Pool # 257306, 5.50%, due 07/01/38	1,000,000	979,060
Pool # 906224, 5.50%, due 01/01/37	390,195	382,631

		1,361,691
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (27.90%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	489,080
Pool # 1512, 7.50%, due 12/01/23	25,187	26,972
Pool # 2631, 7.00%, due 08/01/28	13,454	14,350
Pool # 2658, 6.50%, due 10/01/28	36,106	37,361
Pool # 2698, 5.50%, due 01/01/29	58,736	58,345
Pool # 2701, 6.50%, due 01/01/29	41,520	42,951

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
Pool # 2796, 7.00%, due 08/01/29	$16,110	$17,176
Pool # 3039, 6.50%, due 02/01/31	4,739	4,898
Pool # 3188, 6.50%, due 01/01/32	49,080	50,720
Pool # 3239, 6.50%, due 05/01/32	35,334	36,515
Pool # 3261, 6.50%, due 07/01/32	34,194	35,336
Pool # 3320, 5.50%, due 12/01/32	355,945	353,052
Pool # 3333, 5.50%, due 01/01/33	240,571	238,495
Pool # 3375, 5.50%, due 04/01/33	73,240	72,608
Pool # 3390, 5.50%, due 05/01/33	338,244	335,326
Pool # 3403, 5.50%, due 06/01/33	385,881	382,552
Pool # 3458, 5.00%, due 10/01/33	495,893	477,447
Pool # 3499, 5.00%, due 01/01/34	255,306	245,639
Pool # 3556, 5.50%, due 05/01/34	192,815	191,055
Pool # 3623, 5.00%, due 10/01/34	637,754	613,607
Pool # 22630, 6.50%, due 08/01/28	18,515	19,159
Pool # 643816, 6.00%, due 07/01/25	243,469	247,798

		3,990,442

Total Mortgage-Backed Securities (Cost $7,051,400)		6,994,447

SHORT-TERM INVESTMENTS (11.37%)
COMMERCIAL PAPER (4.02%) NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 2.12%, due 08/11/08	175,000	175,000
General Electric Capital Corp., 2.12%, due 08/15/08	400,000	400,000

Total Commercial Paper (Cost $575,000)		575,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (6.99%)
Federal Home Loan Bank, due 08/01/08	$250,000	$250,000
Federal Home Loan Bank, due 08/06/08	150,000	149,956
Federal Home Loan Bank, due 08/08/08	200,000	199,916
Federal Home Loan Mortgage Corp., due 08/18/08	400,000	399,598

Total United States Government Agencies (Cost $999,470)		999,470

	Shares Held
MONEY MARKET MUTUAL FUND (0.36%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $52,093)	52,093	52,093

Total Short-Term Investments (Cost $1,626,563)		1,626,563

Total Investments (99.26%) (Cost $14,836,677)		14,199,023

OTHER ASSETS LESS LIABILITIES (0.74%)
Cash, receivables, prepaid expense and other assets, less liabilities		105,394

Total Net Assets (100.00%)		$14,304,417

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 07/31/08, the carrying value of each unit was 75.818, representing $379,090 or 2.65% of total net assets.
As of 07/31/08, the carrying value of all restricted securities was $379,090 or 2.65% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

July 31, 2008

	Shares Held	Value

PREFERRED STOCKS (1.41%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$162,000

	Principal Amount
CORPORATE BONDS (87.73%)
APPAREL AND ACCESSORY STORES (4.88%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	562,500

CHEMICALS AND ALLIED PRODUCTS (3.64%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	254,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	165,000

		419,250
DEPOSITORY INSTITUTIONS (3.29%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	379,090

ELECTRIC, GAS AND SANITARY SERVICES (16.56%)
Avista Corp., 5.95%, due 06/01/18	300,000	289,101
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000	502,575
Entergy Corp., 6.18%, due 03/01/35	300,000	268,068
ESI Tractebel, 7.99%, due 12/30/11	292,000	297,840
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	345,500
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	207,201	205,404

		1,908,488
FOOD STORES (2.82%)
Safeway Inc., 7.45%, due 09/15/27	300,000	324,366

FURNITURE AND FIXTURES (1.76%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	202,482

HOLDING AND OTHER INVESTMENT OFFICES (22.60%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	601,386
First Industrial, L.P., 7.60%, due 07/15/28	300,000	267,141
HRPT Properties Trust, 6.25%, due 08/15/16	425,000	378,174

	Principal Amount	Value

Hospitality Properties Trust, 6.75%, due 02/15/13	$225,000	$215,415
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	298,889
Realty Income Corp., 6.75%, due 08/15/19	500,000	456,555
Rouse Company, LP (The), 5.375%, due 11/26/13	500,000	386,290

		2,603,850
INSURANCE CARRIERS (2.88%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	332,062

MOTION PICTURES (1.89%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	217,598

PAPER AND ALLIED PRODUCTS (11.23%)
AbitibiBowater Inc., 9.375%, due 12/15/21	400,000	234,000
Cascades Inc., 7.25%, due 02/15/13	500,000	425,000
Potlatch Corp., 9.125%, due 12/01/09	600,000	635,250

		1,294,250
PIPELINES, EXCEPT NATURAL GAS (3.49%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	402,092

TRANSPORTATION – BY AIR (2.37%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	319,544	273,786

TRANSPORTATION SERVICES (2.01%)
Preston Corp., 7.00%, due 05/01/11	247,000	231,427

WATER TRANSPORTATION (8.31%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	420,000
Windsor Petroleum
Transportation, 144A, 7.84%, due 01/15/21 (1)	500,000	537,345

		957,345

Total Corporate Bonds (Cost $10,986,429)		10,108,586

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (4.17%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	$194,521	$189,813
3051 Class MY, 5.50%, due 10/01/25	300,000	291,039

Total Mortgage-Backed Securities (Cost $487,136)		480,852

SHORT-TERM INVESTMENTS (5.00%)
UNITED STATES GOVERNMENT AGENCIES (4.12%)
Federal Home Loan Bank, due 08/05/08	275,000	274,936
Federal Home Loan Bank, due 08/08/08	200,000	199,919

Total United States Government Agencies (Cost $474,855)		474,855

	Shares Held
MONEY MARKET MUTUAL FUND (0.88%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $100,742)	100,742	100,742

Total Short-Term Investments (Cost $575,597)		575,597

Total Investments (98.31%) (Cost $12,249,162)		11,327,035

Value

OTHER ASSETS LESS LIABILITIES (1.69%)
Cash, receivables, prepaid expense and other assets, less liabilities	$195,065

Total Net Assets (100.00%)	$11,522,100

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 07/31/08, the carrying value of each unit was 75.818, representing $379,090 or 3.29% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 07/31/08, the carrying value of each unit was 107.469, representing $537,345 or 4.66% of total net assets.
As of 07/31/08, the carrying value of all restricted securities was $916,435 or 7.95% of total net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

July 31, 2008

	Shares Held	Value

COMMON STOCKS (72.33%)
BUSINESS SERVICES (1.60%)
eBay Inc. (1) .	4,000	$100,680
Microsoft Corp. .	12,300	316,356
Oracle Corp. (1)	11,520	248,026

		665,062
CHEMICALS AND ALLIED PRODUCTS (12.51%)
Abbott Laboratories	10,400	585,936
Amgen Inc. (1) .	1,900	118,997
Colgate-Palmolive Co.	3,635	269,971
Dow Chemical Co. (The) .	6,040	201,192
E. I. du Pont de Nemours and Co.	12,405	543,463
Johnson & Johnson	15,703	1,075,184
K-V Pharmaceutical Co.- Class A (1)	7,050	144,455
Mylan Inc. (1)	16,595	215,237
Novartis AG	4,030	239,181
Pfizer Inc.	41,922	782,684
Procter & Gamble Co. (The)	5,905	386,659
Schering-Plough Corp.	9,700	204,476
Teva Pharmaceutical Industries Ltd.	4,892	219,357
Wyeth	5,500	222,860

		5,209,652
COMMUNICATIONS (2.07%)
AT&T Inc. .	5,895	181,625
Comcast Corp.-Class A	7,203	148,526
Embarq Corp.	2,350	107,560
Sprint Nextel Corp.	12,175	99,105
Verizon Communications Inc. .	9,615	327,295

		864,111
DEPOSITORY INSTITUTIONS (3.11%)
Bank of America Corp.	8,047	264,746
Bank of New York Mellon Corp. (The)	6,399	227,165
Citigroup Inc.	9,013	168,453
National City Corp.	4,115	19,464
New York Community Bancorp, Inc.	19,030	316,279
U.S. Bancorp	6,272	191,986
Wachovia Corp.	6,234	107,661

		1,295,754
ELECTRIC, GAS AND SANITARY SERVICES (5.00%)
Atmos Energy Corp. .	12,783	338,366
Integrys Energy Group, Inc.	6,758	345,063
Pepco Holdings, Inc.	8,375	208,873
Pinnacle West Capital Corp.	11,400	382,698
Tortoise Energy Capital Corp.	24,401	553,171
Waste Management, Inc.	7,200	255,888

		2,084,059

	Shares Held	Value

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.12%)
Cisco Systems, Inc. (1)	16,200	$356,238
General Electric Co. .	53,735	1,520,163
Helen of Troy Ltd. (1)	6,813	140,075
Intel Corp.	5,300	117,607

		2,134,083
FABRICATED METAL PRODUCTS (0.58%)
Illinois Tool Works Inc. .		242,449

FOOD AND KINDRED PRODUCTS (3.34%)
Anheuser-Busch Companies, Inc.	5,260	$356,418
Coca-Cola Co. (The)	5,440	280,160
Diageo plc	2,800	197,064
Kraft Foods Inc.	5,737	182,551
PepsiCo, Inc.	5,615	373,734

		1,389,927
FORESTRY (1.03%)
Weyerhaeuser Co.	8,040	429,818

GENERAL MERCHANDISE STORES (1.69%)
Target Corp.	2,440	110,361
Wal-Mart Stores, Inc.	10,115	592,941

		703,302
HOLDING AND OTHER INVESTMENT OFFICES (0.76%)
H&Q Life Sciences Investors	9,540	118,773
iShares MSCI Japan Index	16,570	198,840

		317,613
INDUSTRIAL MACHINERY & EQUIPMENT (3.22%)
3M Co.	9,580	674,336
EMC Corp. (1)	14,400	216,144
Hewlett-Packard Co.	2,530	113,344
Ingersoll-Rand Co. Ltd.-Class A	9,341	336,276

		1,340,100
INSTRUMENTS AND RELATED PRODUCTS (2.73%)
Becton, Dickinson and Co.	3,137	266,363
Medtronic, Inc.	4,800	253,584
Stryker Corp.	1,795	115,221
Thermo Fisher Scientific Inc. (1)	5,152	311,799
Zimmer Holdings, Inc. (1)	2,740	188,813

		1,135,780
INSURANCE AGENTS, BROKERS AND SERVICE (0.52%)
Arthur J. Gallagher & Co.	8,605	218,825

INSURANCE CARRIERS (3.72%)
Allstate Corp. (The)	3,635	168,010
American International Group, Inc.	3,710	96,646
EMC Insurance Group Inc.	20,140	493,027
Lincoln National Corp.	2,200	104,940
MetLife, Inc.	5,600	284,312

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)
Old Republic International Corp.	13,400	$140,700
Protective Life	2,890	103,924
WellPoint, Inc. (1)	2,997	157,193

		1,548,752
METAL MINING (3.94%)
Barrick Gold Corp.	29,624	1,254,576
Newmont Mining Corp.	8,100	388,476

		1,643,052
MOTION PICTURES (0.40%)
News Corp.	11,500	168,015

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.52%)
United Parcel Service, Inc.- Class B.	3,405	214,787

NON-DEPOSITORY CREDIT INSTITUTIONS (0.11%)
SLM Corp. (1)	2,565	43,938

OIL AND GAS EXTRACTION (7.16%)
Anadarko Petroleum Corp.	5,700	330,087
Apache Corp.	3,900	437,463
Baker Hughes Inc.	3,600	298,476
Devon Energy Corp.	3,100	294,159
Occidental Petroleum Corp.	11,030	869,495
Rowan Companies, Inc.	9,000	358,200
Weatherford International Ltd. (1)	10,400	392,392

		2,980,272
PAPER AND ALLIED PRODUCTS (1.22%)
AbitibiBowater Inc.	6,242	52,620
Kimberly-Clark Corp.	7,875	455,411

		508,031
PERSONAL SERVICES (0.65%)
Cintas Corp.	9,465	269,185

PETROLEUM AND COAL PRODUCTS (2.67%)
ConocoPhillips	8,225	671,324
Exxon Mobil Corp.	3,300	265,419
Valero Energy Corp.	5,200	173,732

		1,110,475
PIPELINES, EXCEPT NATURAL GAS (1.69%)
Kinder Morgan Management, LLC (1)	12,795	702,573

PRIMARY METAL INDUSTRY (0.49%)
Corning Inc.	10,300	206,103

PRINTING AND PUBLISHING (0.70%)
Meredith Corp.	5,035	128,695
R. R. Donnelley & Sons Co.	6,065	161,935

		290,630

	Shares Held	Value

RETAIL-DRUG AND PROPRIETARY STORES (0.62%)
Walgreen Co.	7,500	$257,550

RETAIL-LUMBER & OTHER BUILDING MATERIAL DEALERS (0.19%)
Lowe’s Companies, Inc.	3,815	77,521

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.75%)
Quest Diagnostics Inc.	5,900	313,644

TOBACCO PRODUCTS (0.49%)
Altria Group, Inc.	2,850	57,998
Philip Morris International Inc.	2,850	147,203

		205,201
TRANSPORTATION EQUIPMENT (3.22%)
Federal Signal Corp.	16,200	232,794
Genuine Parts Co.	5,300	212,583
Honeywell International Inc.	8,065	410,025
ITT Corp.	7,280	487,469

		1,342,871
WHOLESALE TRADE-NONDURABLE GOODS (0.51%)
SYSCO Corp.	7,485	212,275

Total Common Stocks (Cost $27,887,615)		30,125,410

PUBLICLY TRADED PARTNERSHIPS (1.55%)
PIPELINES, EXCEPT NATURAL GAS
Buckeye Partners, L.P. .	4,900	206,584
Enbridge Energy Partners, L.P.	4,800	238,752
Magellan Midstream Partners, L.P. .	5,500	198,990

Total Publicly Traded Partnerships (Cost $668,500)		644,326

	Principal Amount
MORTGAGE-BACKED SECURITIES (22.68%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32 .	$1,250,000	1,222,699
2003-11 Class QC, 5.50%, due 02/01/33 .	1,500,000	1,434,990
2003-71 Class AK, 5.00%, due 09/01/29 .	400,000	400,505
2003-116 Class JC, 5.00%, due 05/01/30	440,000	439,891
2004-22 Class BK, 3.47%, due 04/01/34 .	166,011	164,611

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
2004-26 Class GC, 5.00%, due 06/01/31	$700,000	$699,444
2004-76 Class VG, 5.00%, due 09/01/23	300,000	301,279
2004-89 Class KC, 4.00%, due 10/01/34	312,554	308,973
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,113,072
2004-109 Class WE, 5.00%, due 05/01/33	522,000	501,566
2005-44 Class KC, 5.00%, due 04/01/31	500,000	498,934
2006-38 Class OG, 5.00%, due 06/01/36	650,000	621,126
Pool # 2796, 7.00%, due 08/01/29	36,248	38,647
Pool # 3040, 7.00%, due 02/01/31	19,494	20,756
Pool # 3188, 6.50%, due 01/01/32 .	49,080	50,720
Pool # 3239, 6.50%, due 05/01/32	90,328	93,346
Pool # 3333, 5.50%, due 01/01/33	210,500	208,684
Pool # 3403, 5.50%, due 06/01/33 .	114,895	113,904
Pool # 3442, 5.00%, due 09/01/33	498,740	480,188
Pool # 3459, 5.50%, due 10/01/33	325,960	323,148
Pool # 672081, 6.00%, due 08/01/37	403,815	409,010

Total Mortgage-Backed Securities (Cost $9,473,929)		9,445,493

SHORT-TERM INVESTMENTS (3.29%)
COMMERCIAL PAPER (0.84%) NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 2.08%, due 08/11/08	350,000	350,000

Total Commercial Paper (Cost $350,000)		350,000

UNITED STATES GOVERNMENT AGENCIES (2.16%)
Federal Home Loan Bank due 08/05/08	450,000	449,886
Federal Home Loan Bank due 08/08/08	300,000	299,873
Federal Home Loan Bank due 08/15/08	150,000	149,876

Total United States Government Agencies (Cost $899,635)		899,635

	Shares Held	Value

MONEY MARKET MUTUAL FUND (0.29%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $119,286)	119,286	$119,286

Total Short Term Investments (Cost $1,368,921)		1,368,921

Total Investments (99.85%) (Cost $39,398,965)		41,584,150

OTHER ASSETS LESS LIABILITIES (0.15%)
Cash, receivables, prepaid expense and other assets, less liabilities		63,191

Total Net Assets (100.00%)		$41,647,341

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

July 31, 2008

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (100.12%)
COMMERCIAL PAPER (13.01%)
INSURANCE CARRIERS (2.60%)
Prudential Funding, LLC, due 09/24/08 .	2.380%	$100,000	$100,000

NON-DEPOSITORY CREDIT INSTITUTIONS (7.81%)
American Express Credit Corp., due 08/28/08 .	2.450	100,000	100,000
American General Finance Corp., due 09/03/08 .	2.661	100,000	100,000
General Electric Capital Corp., due 08/22/08	2.339	100,000	100,000

			300,000
PETROLEUM AND COAL PRODUCTS (2.60%)
Chevron Corp., due 08/07/08	2.054	100,000	100,000

Total Commercial Paper (Cost $500,000)			500,000

UNITED STATES GOVERNMENT AGENCIES (87.11%)
Federal Farm Credit Bank, due 08/01/08	1.927	100,000	100,000
Federal Home Loan Bank, due 08/01/08	2.125	100,000	100,000
Federal Home Loan Bank, due 08/06/08	2.146	100,000	99,971
Federal Home Loan Bank, due 08/13/08	2.218	100,000	99,927
Federal Home Loan Bank, due 08/15/08	2.227	100,000	99,915
Federal Home Loan Bank, due 08/19/08	2.104	100,000	99,896
Federal Home Loan Bank, due 08/27/08	2.310	100,000	99,836
Federal Home Loan Bank, due 09/04/08	2.462	100,000	99,771
Federal Home Loan Bank, due 09/10/08	2.269	100,000	99,752
Federal Home Loan Bank, due 09/16/08	2.392	100,000	99,699
Federal Home Loan Bank, due 09/17/08	2.279	100,000	99,707
Federal Home Loan Mortgage Corp., due 08/04/08	2.027	90,000	89,985
Federal Home Loan Mortgage Corp., due 08/11/08	2.150	90,000	89,947
Federal Home Loan Mortgage Corp., due 08/18/08	2.221	90,000	89,907
Federal Home Loan Mortgage Corp., due 08/25/08	2.180	80,000	79,885
Federal Home Loan Mortgage Corp., due 08/29/08	2.271	90,000	89,843
Federal Home Loan Mortgage Corp., due 09/08/08	2.223	80,000	79,815
Federal Home Loan Mortgage Corp., due 09/12/08	2.392	100,000	99,726
Federal Home Loan Mortgage Corp., due 09/15/08	2.291	100,000	99,718
Federal Home Loan Mortgage Corp., due 09/22/08	2.209	100,000	99,686
Federal Home Loan Mortgage Corp., due 09/23/08	2.403	100,000	99,652
Federal Home Loan Mortgage Corp., due 10/07/08	2.404	100,000	99,561
Federal Home Loan Mortgage Corp., due 10/14/08	2.345	100,000	99,527
Federal National Mortgage Assoc., due 08/04/08	2.206	95,000	94,983
Federal National Mortgage Assoc., due 08/05/08	2.155	95,000	94,978
Federal National Mortgage Assoc., due 08/08/08	2.218	75,000	74,968
Federal National Mortgage Assoc., due 08/12/08	2.238	95,000	94,936
Federal National Mortgage Assoc., due 08/20/08	2.125	90,000	89,901
Federal National Mortgage Assoc., due 08/21/08	2.146	90,000	89,894
Federal National Mortgage Assoc., due 09/02/08	2.208	100,000	99,807
Federal National Mortgage Assoc., due 09/05/08	2.288	100,000	99,781
Federal National Mortgage Assoc., due 09/09/08	2.096	100,000	99,777
Federal National Mortgage Assoc., due 09/19/08	2.300	100,000	99,692
Federal National Mortgage Assoc., due 09/26/08	2.259	100,000	99,655
Federal National Mortgage Assoc., due 10/29/08	2.458	95,000	94,434

Total United States Government Agencies (Cost $3,348,532)			3,348,532

Total Short-Term Investments (Cost $3,848,532)			3,848,532

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

Value

OTHER ASSETS LESS LIABILITIES (-0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities	$(4,699)

Total Net Assets (100.00%)	$3,843,833

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

July 31, 2008

	Shares Held	Value

COMMON STOCKS (98.89%)
BUSINESS SERVICES (4.46%)
Microsoft Corp.	59,263	$1,524,244
Oracle Corp. (1)	33,462	720,437

		2,244,681
CHEMICALS AND ALLIED PRODUCTS (17.05%)
Abbott Laboratories	15,953	898,792
Amgen Inc. (1)	11,502	720,370
Bristol-Myers Squibb Co.	24,794	523,649
Colgate-Palmolive Co.	4,470	331,987
Dow Chemical Co. (The)	6,788	226,108
E. I. du Pont de Nemours and Co.	10,158	445,022
Eli Lilly and Co.	11,697	551,046
Johnson & Johnson	27,746	1,899,769
Merck & Co., Inc.	19,880	654,052
Pfizer Inc.	27,130	506,517
Proctor & Gamble Co. (The)	27,776	1,818,772

		8,576,084
COMMUNICATIONS (4.68%)
AT&T Inc.	24,831	765,043
CBS Corp.-Class B	7,790	127,444
Comcast Corp.-Class A	21,303	439,268
Verizon Communications Inc.	23,639	804,672
Viacom Inc.-Class B (1)	7,790	217,575

		2,354,002
DEPOSITORY INSTITUTIONS (7.39%)
Bank of America Corp.	28,837	948,737
Citigroup Inc.	27,863	520,760
JPMorgan Chase & Co.	29,545	1,200,413
Wachovia Corp.	16,411	283,418
Wells Fargo & Co.	25,205	762,955

		3,716,283
EATING AND DRINKING PLACES (3.30%)
McDonald’s Corp.	27,737	1,658,395

ELECTRIC, GAS AND SANITARY SERVICES (3.39%)
Exelon Corp.	15,528	1,220,811
Southern Co. (The)	13,679	484,100

		1,704,911
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.27%)
Cisco Systems, Inc. (1)	36,567	804,108
General Electric Co.	52,749	1,492,269
Intel Corp.	36,926	819,388
Motorola, Inc.	23,395	202,133
Texas Instruments Inc.	13,793	336,273

		3,654,171
FOOD AND KINDRED PRODUCTS (5.42%)
Anheuser-Busch Companies, Inc.	7,218	489,092
Coca-Cola Co. (The)	20,084	1,034,326
Kraft Foods Inc.	17,319	551,091
PepsiCo, Inc.	9,797	652,088

		2,726,597

	Shares Held	Value

FORESTRY (0.43%)
Weyerhaeuser Co.	4,031	$215,497

GENERAL MERCHANDISE STORES (3.85%)
Target Corp.	7,510	339,677
Wal-Mart Stores, Inc.	27,194	1,594,112

		1,933,789
INDUSTRIAL MACHINERY AND EQUIPMENT (10.77%)
3M Co.	11,180	786,960
Applied Materials, Inc.	15,450	267,594
Caterpillar Inc.	18,044	1,254,419
Dell Inc. (1)	20,513	504,004
EMC Corp. (1)	24,450	366,995
Hewlett-Packard Co.	23,208	1,039,718
International Business Machines Corp.	9,367	1,198,789

		5,418,479
INSURANCE CARRIERS (1.24%)
American International Group, Inc.	23,913	622,934

MOTION PICTURES (2.24%)
Time Warner Inc.	29,517	422,683
Walt Disney Co. (The)	23,262	706,002

		1,128,685
NON-DEPOSITORY CREDIT INSTITUTIONS (2.75%)
American Express Co.	34,373	1,275,926
Federal National Mortgage Assoc.	9,106	104,719

		1,380,645
PETROLEUM AND COAL PRODUCTS (11.23%)
Chevron Corp.	24,888	2,104,529
Exxon Mobil Corp.	44,083	3,545,596

		5,650,125
PRIMARY METAL INDUSTRIES (1.31%)
Alcoa Inc.	19,514	658,598

SECURITY AND COMMODITY BROKERS (0.58%)
Ameriprise Financial, Inc.	6,873	292,103

TOBACCO PRODUCTS (3.58%)
Altria Group, Inc.	25,028	509,320
Philip Morris International Inc.	25,028	1,292,696

		1,802,016
TRANSPORTATION EQUIPMENT (7.95%)
Boeing Co. (The)	17,326	1,058,792
General Motors Corp.	10,539	116,667
Honeywell International Inc.	23,057	1,172,218
United Technologies Corp.	25,825	1,652,284

		3,999,961

Total Common Stocks (Cost $34,337,390)		49,737,956

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

SHORT-TERM INVESTMENTS (1.03%)
MONEY MARKET MUTUAL FUND (0.28%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $142,105)	142,105	$142,105

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (0.75%)
Federal Home Loan Bank, due 08/01/08	$375,000	375,000

Total United States Government Agencies (Cost $375,000)		375,000

Total Short-Term Investments (Cost $517,105)		517,105

Total Investments (99.92%) (Cost $34,854,495)		50,255,061

OTHER ASSETS LESS LIABILITIES (0.08%)
Cash, receivables, prepaid expense and other assets, less liabilities		39,934

Total Net Assets (100.00%)		$50,294,995

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

1.	Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional (“Class I”) shares. The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006, sales of Class B shares were discontinued. Reinvestments through dividend and capital gains distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year at the relative NAV of the two classes and the front-end sales charge associated with Class A shares will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the year ended July 31, 2008, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I
Value Growth	$122,753	$31,321	$4,179	$7,362	$212	$3,195
High Grade Bond	21,153	7,161	828	4,338	202	2,993
Strategic Yield	22,632	7,090	1,523	4,307	202	2,942
Managed	81,725	24,320	3,450	5,585	208	3,033
Money Market	2,012	2,506	1,273	3,078	200	3,308
Blue Chip	120,335	40,736	3,778	5,924	214	2,977

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of post-October losses and the mark to market adjustment discussed in Note 2. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. The adoption of FIN 48 during the current fiscal year resulted in no impact to the financial statements. The fund is no longer subject to U.S. federal and state income tax examinations by tax authorities for tax years prior to 2005.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of July 31, 2008,

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

the Fund does not anticipate the adoption of SFAS 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at July 31, 2008, the tax cost of investments of the Value Growth Portfolio differed by $557,072 from the cost for financial reporting purposes.

At July 31, 2008, the Portfolios had approximate net capital loss carryovers as follows:

Portfolio
Net Capital Loss Carryovers Expire In:	Strategic Yield
2011	$626,000
2012	268,000

$894,000

For the year ended July 31, 2008, the Value Growth, High Grade Bond and Strategic Yield Portfolio’s utilized approximately $33,000, $6,000 and $20,000, respectively, of capital loss carryovers.

As of July 31, 2008, the Value Growth and Managed Portfolio’s had post-October capital losses of $2,999,525 and $140,161, respectively, that will be deferred to the first day of the next fiscal year.

The tax character of distributions for the years indicated were as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
Portfolio	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Value Growth	$1,338,692	$1,112,766	$515,444	$—
High Grade Bond	649,854	—	669,702	—
Strategic Yield	702,843	—	774,396	—
Managed	780,676	1,874,925	1,337,856	3,467,936
Money Market	84,995	—	129,763	—
Blue Chip	650,311	1,917,700	666,715	—

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of July 31, 2008, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed	Blue Chip
Undistributed ordinary income	$465,971	$3,272	$43,381	$532,062
Undistributed capital gains	—	—	—	223,681
Accumulated capital losses	(2,999,525)	(894,309)	(140,161)	—
Net unrealized appreciation (depreciation) of investments	(340,493)	(922,127)	2,272,661	15,400,566
Other timing differences	—	(3,272)	—	—

Total accumulated earnings (deficit)	$(2,874,047)	$(1,816,436)	$2,175,881	$16,156,309

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

The primary differences between book-basis and tax-basis components of total accumulated earnings (deficit) above in the Value Growth Portfolio are attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. Additionally, the Blue Chip Portfolio had undistributed short-term capital gains which are characterized as ordinary income for tax purposes. The Strategic Yield Portfolio held a trust-preferred security which accrues income for tax purposes and not financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A shares and 0.50% for Class B shares of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B shares of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSC (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A shares. CDSC are deducted from the redemption proceeds out of Class B shares prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the year ended July 31, 2008, EquiTrust Marketing retained $196,652 in sales charges from the sales of Class A shares and $49,009 in CDSC from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares roll from Class B to Class A, proportionate amounts of net investment income is moved from Class B to Class A. During the year ended July 31, 2008, expense reimbursements moved from Class B to Class A in the Strategic Yield and Money Market Portfolios in the amount of $365 and $135, respectively.

EquiTrust Investment has voluntarily waived $408 in transfer agent fees in the Money Market Portfolio Class B for the period beginning May 14, 2008 through July 31, 2008. During the year ended July 31, 2008, $18 in expense waivers moved from Class B shares to Class A shares.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At July 31, 2008, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I
Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 107,481 shares of Value Growth Portfolio (Class I) at July 31, 2008.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Year Ended July 31, 2008:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	107,450	41,731	30,585	90,134	624,591	33,947
Class B	9,431	5,129	11,508	7,195	120,165	987
Class I	88,414	248,351	83,517	99,204	541,852	36,490

Shares converted from Class B to Class A:
Class A	147,131	111,015	46,319	106,200	36,537	61,514
Class B	(147,543)	(111,062)	(46,320)	(106,323)	(36,537)	(61,608)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	113,097	25,027	32,851	110,502	11,547	30,788
Class B	17,992	8,141	7,705	24,493	4,186	10,371
Class I	25,044	26,212	24,106	38,578	6,258	13,323

Shares redeemed:
Class A	(480,353)	(91,790)	(119,815)	(227,633)	(437,562)	(108,398)
Class B	(60,303)	(19,708)	(30,906)	(45,074)	(23,370)	(28,315)
Class I	(84,629)	(163,935)	(118,219)	(101,066)	(193,715)	(53,941)

Net Increase (Decrease)	(264,269)	79,111	(78,669)	(3,790)	653,952	(64,842)

Year Ended July 31, 2008:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$1,637,517	$430,733	$284,447	$1,354,718	$624,591	$1,531,130
Class B	149,446	53,306	108,307	109,798	120,165	40,371
Class I	1,363,000	2,564,061	780,165	1,494,702	541,852	1,660,440

Value of shares converted from Class B to Class A:
Class A	2,189,411	1,128,154	482,203	1,417,321	36,537	1,589,051
Class B	(2,189,411)	(1,128,154)	(482,203)	(1,417,321)	(36,537)	(1,589,051)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	1,756,406	256,613	303,490	1,659,043	11,547	1,443,660
Class B	279,244	83,580	71,389	368,043	4,186	486,084
Class I	392,947	268,795	222,548	581,329	6,258	627,261

Value redeemed:
Class A	(7,361,070)	(933,749)	(1,110,712)	(3,428,608)	(437,562)	(4,897,343)
Class B	(923,601)	(202,914)	(291,192)	(679,329)	(23,370)	(1,306,188)
Class I	(1,315,214)	(1,681,727)	(1,102,980)	(1,550,529)	(193,715)	(2,478,234)

Net Increase (Decrease)	$(4,021,325)	$838,698	$(734,538)	$(90,833)	$653,952	$(2,892,819)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Year Ended July 31, 2007:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	120,377	20,219	40,836	90,337	150,026	38,319
Class B	489	5,530	4,154	881	36,526	737
Class I	128,682	146,158	118,718	118,746	99,404	40,511

Shares converted from Class B to Class A:
Class A	152,168	31,582	25,031	71,760	21,579	56,967
Class B	(152,777)	(31,582)	(25,033)	(71,829)	(21,579)	(57,061)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	23,816	24,516	33,684	190,903	17,396	7,512
Class B	2,606	11,803	10,188	53,839	7,874	2,162
Class I	6,714	23,810	23,300	61,146	1,464	4,735

Shares redeemed:
Class A	(630,857)	(111,800)	(85,039)	(285,451)	(349,766)	(113,464)
Class B	(59,801)	(23,191)	(21,190)	(45,160)	(128,166)	(30,928)
Class I	(65,911)	(135,589)	(70,757)	(80,870)	(24,075)	(34,382)

Net Increase (Decrease)	(474,494)	(38,544)	53,892	104,302	(189,317)	(84,892)

Year Ended July 31, 2007:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$1,879,395	$209,772	$397,203	$1,421,751	$150,026	$1,761,087
Class B	7,892	57,472	40,177	13,745	36,526	34,978
Class I .	2,003,847	1,507,919	1,154,208	1,893,003	99,404	1,863,416

Value of shares converted from Class B to Class A:
Class A	2,280,159	320,974	259,316	961,261	21,579	1,559,476
Class B	(2,280,159)	(320,974)	(259,316)	(961,261)	(21,579)	(1,559,476)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	365,578	254,171	327,856	2,943,103	17,396	345,617
Class B	39,932	122,314	99,138	828,900	7,874	99,466
Class I	103,931	246,965	226,652	947,288	1,464	218,485

Value redeemed:
Class A	(9,753,023)	(1,154,060)	(825,503)	(4,507,440)	(349,766)	(5,205,489)
Class B	(925,804)	(240,619)	(206,681)	(714,842)	(128,166)	(1,420,852)
Class I	(1,037,381)	(1,399,294)	(687,957)	(1,281,053)	(24,075)	(1,586,743)

Net Increase (Decrease)	$(7,315,633)	$(395,360)	$525,093	$1,544,455	$(189,317)	$(3,890,035)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment Transactions

For the year ended July 31, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$13,281,377	$15,007,499
High Grade Bond	493,674	1,583,889
Strategic Yield	1,471,385	1,000,511
Managed	7,687,918	3,366,767
Blue Chip	455,289	4,128,233

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at July 31, 2008, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments

		Appreciation	Depreciation
Value Growth	$67,298,418	$8,389,000	$8,729,493	$(340,493)
High Grade Bond	14,836,677	149,414	787,068	(637,654)
Strategic Yield	12,249,162	137,080	1,059,207	(922,127)
Managed	39,311,489	5,985,804	3,713,143	2,272,661
Blue Chip	34,854,495	20,566,652	5,166,086	15,400,566

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

7.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond Portfolio			Strategic Yield Portfolio			Money Market Portfolio
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I
August 31, 2007	$0.0388	$0.0385	$0.0449	$0.0443	$0.0409	$0.0506	$0.0029	$0.0027	$0.0035
September 28, 2007	0.0361	0.0332	0.0419	0.0393	0.0369	0.0449	0.0024	0.0022	0.0029
October 31, 2007	0.0400	0.0360	0.0473	0.0439	0.0417	0.0507	0.0027	0.0025	0.0034
November 30, 2007	0.0375	0.0340	0.0443	0.0440	0.0419	0.0501	0.0023	0.0021	0.0029
December 31, 2007	0.0376	0.0343	0.0446	0.0410	0.0386	0.0472	0.0022	0.0020	0.0029
January 31, 2008	0.0374	0.0340	0.0446	0.0405	0.0381	0.0468	0.0021	0.0018	0.0027
February 29, 2008	0.0330	0.0297	0.0391	0.0391	0.0371	0.0445	0.0013	0.0012	0.0020
March 31, 2008	0.0312	0.0265	0.0391	0.0388	0.0367	0.0459	0.0009	0.0007	0.0016
April 30, 2008	0.0341	0.0298	0.0411	0.0409	0.0384	0.0472	0.0004	0.0002	0.0011
May 30, 2008	0.0324	0.0289	0.0393	0.0437	0.0412	0.0497	0.0003	0.0003	0.0010
June 30, 2008	0.0379	0.0316	0.0442	0.0447	0.0420	0.0508	0.0003	0.0007	0.0011
July 31, 2008	0.0346	0.0338	0.0425	0.0429	0.0400	0.0487	0.0004	0.0008	0.0010

Total Dividends per Share	$0.4306	$0.3903	$0.5129	$0.5031	$0.4735	$0.5771	$0.0182	$0.0172	$0.0261

None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders (continued)

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the year ended July 31, 2008, for the following Portfolios:

Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Managed	09/27/07	09/27/07	09/28/07	$0.0645	$0.0483	$0.0943
Value Growth	12/27/07	12/27/07	12/28/07	0.2550	0.1660	0.3409
Managed	12/27/07	12/27/07	12/28/07	0.0694	0.0513	0.0986
Blue Chip	12/27/07	12/27/07	12/28/07	0.4692	0.3598	0.7884
Managed	03/28/08	03/28/08	03/31/08	0.0571	0.0413	0.0822
Managed	06/27/08	06/27/08	06/30/08	0.0513	0.0360	0.0768

Short-Term Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Value Growth	12/27/07	12/27/07	12/28/07	$0.0236	$0.0236	$0.0236
Managed	12/27/07	12/27/07	12/28/07	0.0108	0.0108	0.0108

The character of the short-term capital gain distributions were treated as ordinary for tax purposes.

Long-Term Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
				Class A	Class B	Class I
Value Growth	12/27/07	12/27/07	12/28/07	$0.2312	$0.2312	$0.2312
Managed	12/27/07	12/27/07	12/28/07	0.6512	0.6512	0.6512
Blue Chip	12/27/07	12/27/07	12/28/07	1.5199	1.5199	1.5199

The percentages of income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 100%, 88% and 100%, respectively.

Federal Income Taxes

For the year ended July 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to 100% of these dividends as taxed at a maximum rate of 15%. Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s Form 1099-DIV which is sent to Fund shareholders.

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EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Years ended July 31, 2008, 2007, 2006, 2005 and 2004

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class A:
2008	$15.86	$0.12		$(1.39)	$(1.27)	$(0.26)	$(0.25)	$(0.51)
2007	14.02	0.23		1.71	1.94	(0.10)	—	(0.10)
2006 (3)	13.88	0.09		0.10	0.19	(0.05)	—	(0.05)
Class B:
2008	$15.79	$0.05		$(1.38)	$(1.33)	$(0.17)	$(0.25)	$(0.42)
2007	13.98	0.16		1.70	1.86	(0.05)	—	(0.05)
2006	13.79	0.05		0.19	0.24	(0.05)	—	(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	—	(0.03)
Class I:
2008	$16.05	$0.21		$(1.39)	$(1.18)	$(0.34)	$(0.25)	$(0.59)
2007	14.17	0.29		1.76	2.05	(0.17)	—	(0.17)
2006	13.92	0.17		0.23	0.40	(0.15)	—	(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	—	(0.13)
High Grade Bond Portfolio
Class A:
2008	$10.26	$0.43		$(0.34)	$0.09	$(0.43)	$—	$(0.43)
2007	10.20	0.46		0.06	0.52	(0.46)	—	(0.46)
2006 (3)	10.33	0.28		(0.13)	0.15	(0.28)	—	(0.28)
Class B:
2008	$10.25	$0.39		$(0.33)	$0.06	$(0.39)	$—	$(0.39)
2007	10.20	0.43		0.05	0.48	(0.43)	—	(0.43)
2006	10.52	0.40		(0.32)	0.08	(0.40)	—	(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
Class I:
2008	$10.26	$0.51		$(0.33)	$0.18	$(0.51)	$—	$(0.51)
2007	10.20	0.54		0.06	0.60	(0.54)	—	(0.54)
2006	10.53	0.51		(0.33)	0.18	(0.51)	—	(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)
Strategic Yield Portfolio
Class A:
2008	$9.58	$0.50	(2)	$(0.75)	$(0.25)	$(0.50)	$—	$(0.50)
2007	9.52	0.54	(2)	0.06	0.60	(0.54)	—	(0.54)
2006 (3)	9.66	0.33	(2)	(0.14)	0.19	(0.33)	—	(0.33)
Class B:
2008	$9.58	$0.47	(2)	$(0.75)	$(0.28)	$(0.47)	$—	$(0.47)
2007	9.52	0.52	(2)	0.06	0.58	(0.52)	—	(0.52)
2006	9.91	0.47	(2)	(0.39)	0.08	(0.47)	—	(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
2004	9.30	0.54		0.41	0.95	(0.54)	—	(0.54)
Class I:
2008	$9.58	$0.58		$(0.75)	$(0.17)	$(0.58)	$—	$(0.58)
2007	9.52	0.62		0.06	0.68	(0.62)	—	(0.62)
2006	9.91	0.57		(0.39)	0.18	(0.57)	—	(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
2004	9.29	0.63		0.41	1.04	(0.63)	—	(0.63)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$14.08	(8.31)%	$49,171	1.40%	1.40%	0.69%	19%
15.86	13.84%	57,170	1.36%	1.36%	1.39%	29%
14.02	1.36%	55,250	1.52%	1.51%	0.63%	30%

$14.04	(8.67)%	$7,826	1.78%	1.77%	0.31%	19%
15.79	13.29%	11,650	1.76%	1.75%	1.00%	29%
13.98	1.73%	13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%
11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%

$14.28	(7.65)%	$9,948	0.73%	0.73%	1.36%	19%
16.05	14.49%	10,722	0.77%	0.77%	1.98%	29%
14.17	2.91%	8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%
11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%

$9.92	0.82%	$7,148	1.51%	1.51%	4.16%	18%
10.26	5.15%	6,507	1.52%	1.52%	4.44%	8%
10.20	1.46%	6,831	1.57%	1.56%	4.08%	12%

$9.92	0.53%	$1,634	1.85%	1.85%	3.83%	18%
10.25	4.73%	2,895	1.82%	1.81%	4.14%	8%
10.20	0.75%	3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%
10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%

$9.93	1.73%	$5,522	0.68%	0.68%	4.98%	18%
10.26	5.96%	4,573	0.74%	0.74%	5.23%	8%
10.20	1.75%	4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%
10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%

$8.83	(2.68)%	$6,061	1.72%	1.71%	5.41%	9%
9.58	6.41%	6,673	1.75%	1.74%	5.69%	18%
9.52	1.97%	6,494	1.80%	1.79%	5.20%	8%

$8.83	(2.99)%	$1,173	2.13%	2.00%	5.11%	9%
9.58	6.14%	1,829	2.16%	2.00%	5.44%	18%
9.52	0.80%	2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%
9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%

$8.83	(1.90)%	$4,288	0.90%	0.90%	6.23%	9%
9.58	7.25%	4,754	0.94%	0.94%	6.48%	18%
9.52	1.93%	4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%
9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Years ended July 31, 2008, 2007, 2006, 2005 and 2004

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Managed Portfolio
Class A:
2008	$15.48	$0.24		$(0.83)	$(0.59)	$(0.24)	$(0.66)	$(0.90)
2007	15.66	0.39	(2)	1.10	1.49	(0.37)	(1.30)	(1.67)
2006 (3)	15.26	0.19	(2)	0.40	0.59	(0.19)	—	(0.19)
Class B:
2008	$15.46	$0.18		$(0.82)	$(0.64)	$(0.18)	$(0.66)	$(0.84)
2007	15.65	0.31	(2)	1.10	1.41	(0.30)	(1.30)	(1.60)
2006	15.27	0.19	(2)	0.38	0.57	(0.19)	—	(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
2004	12.50	0.15		1.29	1.44	(0.15)	—	(0.15)
Class I:
2008	$15.56	$0.35		$(0.83)	$(0.48)	$(0.35)	$(0.66)	$(1.01)
2007	15.71	0.50		1.12	1.62	(0.47)	(1.30)	(1.77)
2006	15.32	0.35		0.39	0.74	(0.35)	—	(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
2004	12.53	0.27		1.29	1.56	(0.27)	—	(0.27)
Money Market Portfolio
Class A:
2008	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006 (3)	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
Class B:
2008	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
2007	1.00	0.03	(2)	—	0.03	(0.03)	—	(0.03)
2006	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	—	(2)	—	—	—	—	—
Class I:
2008	$1.00	$0.03		$—	$0.03	$(0.03)	$—	$(0.03)
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2008	$47.79	$0.60		$(6.15)	$(5.55)	$(0.47)	$(1.52)	$(1.99)
2007	41.52	0.51		6.24	6.75	(0.48)	—	(0.48)
2006 (3)	40.63	0.39		0.83	1.22	(0.33)	—	(0.33)
Class B:
2008	$47.73	$0.46		$(6.14)	$(5.68)	$(0.36)	$(1.52)	$(1.88)
2007	41.41	0.38		6.23	6.61	(0.29)	—	(0.29)
2006	39.88	0.28		1.58	1.86	(0.33)	—	(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	—	(0.18)
Class I:
2008	$48.14	$0.98		$(6.20)	$(5.22)	$(0.79)	$(1.52)	$(2.31)
2007	41.78	0.83		6.31	7.14	(0.78)	—	(0.78)
2006	40.17	0.75		1.60	2.35	(0.74)	—	(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	—	(0.55)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$13.99	(4.13)%	$27,538	1.58%	1.58%	1.57%	18%
15.48	9.80%	29,245	1.56%	1.55%	2.43%	17%
15.66	3.86%	28,539	1.69%	1.68%	1.48%	36%

$13.98	(4.48)%	$5,214	1.96%	1.96%	1.19%	18%
15.46	9.27%	7,618	2.02%	2.00%	1.98%	17%
15.65	3.73%	8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%
13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%

$14.07	(3.41)%	$8,896	0.85%	0.85%	2.30%	18%
15.56	10.64%	9,269	0.86%	0.86%	3.12%	17%
15.71	4.91%	7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%
13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%

$1.00	1.84%	$705	1.99%	1.75%	1.77%	0%
1.00	3.52%	469	2.52%	1.75%	3.46%	0%
1.00	1.81%	630	1.90%	1.88%	2.33%	0%

$1.00	1.72%	$289	2.60%	1.84%	1.55%	0%
1.00	3.26%	225	2.83%	2.00%	3.22%	0%
1.00	1.98%	330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%
1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%

$1.00	2.63%	$2,850	0.98%	0.98%	2.58%	0%
1.00	4.34%	2,496	0.96%	0.96%	4.25%	0%
1.00	3.38%	2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%
1.00	0.46%	500	0.99%	0.51%	0.51%	0%

$40.25	(12.20)%	$30,247	1.29%	1.29%	1.26%	1%
47.79	16.29%	35,062	1.24%	1.24%	1.07%	1%
41.52	3.03%	30,903	1.41%	1.41%	0.93%	0%

$40.17	(12.46)%	$8,737	1.57%	1.57%	0.97%	1%
47.73	15.98%	14,130	1.51%	1.51%	0.80%	1%
41.41	4.68%	15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%
37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%

$40.61	(11.51)%	$11,311	0.47%	0.47%	2.08%	1%
48.14	17.18%	13,605	0.48%	0.47%	1.82%	1%
41.78	5.93%	11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%
37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
Strategic Yield Portfolio
Class A	2008	$0.50	$365
	2007	0.54	392
	2006	0.33	94
Class B	2008	$0.46	$1,647
	2007	0.50	2,997
	2006	0.45	4,291
Managed Portfolio
Class A	2007	$0.39	$532
	2006	0.19	188
Class B	2007	$0.31	$1,225
	2006	0.17	8,503
Money Market Portfolio
Class A	2008	$0.02	$1,599
	2007	0.03	3,944
	2006	0.02	140
Class B	2008	$0.01	$1,852
	2007	0.02	1,994
	2006	0.02	1,041
	2005	—	8,339
	2004	—	27,788
Class I	2005	$0.01	$668
	2004	0.01	4,537

(3) Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

EquiTrust Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Series Fund, Inc. (comprising, respectively the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios) as of July 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Series Fund, Inc. at July 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

September 9, 2008

OFFICERS AND DIRECTORS

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Persons (2)
Craig A. Lang (57)	President and Director	Since 2002	Chairman and Director, FBL Financial Group, Inc. Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc. (Newton, Iowa); Member, Iowa Board of Regents
James W. Noyce (53)	Vice President and Director	Since 1996 Since 2007	Chief Executive Officer and Class A Director, FBL Financial Group, Inc. Mr. Noyce serves as an officer and/or director/trustee of various affiliates of the foregoing.	13	Director, American Equity Investment Life Insurance Company, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, Inc.
Dennis M. Marker (57)	Chief Executive Officer	Since 1982	Vice President — Investment Administration, FBL Financial Group, Inc. Mr. Marker serves as an officer and/or director of various affiliates of the foregoing.
James P. Brannen (46)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. Mr. Brannen serves as an officer and/or director of various affiliates of the foregoing.
Richard J. Kypta (56)	Executive Vice President and General Counsel	Since 2007	Executive Vice President and General Counsel, FBL Financial Group, Inc. Mr. Kypta serves as an officer and/or director of various affiliates of the foregoing. Past Senior Vice President and Chief Operating Officer, Aviva USA Corporation; Past Senior Vice President, General Counsel and Secretary, Aviva USA Corporation
John M. Paule (52)	Vice President	Since 2000	Executive Vice President, FBL Financial Group, Inc. Mr. Paule serves as an officer and/or director of various affiliates of the foregoing.
Charles T. Happel (47)	Vice President — Investments	Since 2008	Vice President — Investments, FBL Financial Group, Inc. Mr. Happel serves as an officer and/or director of various affiliates of the foregoing.
Kristi Rojohn (45)	Chief Compliance Officer, Investment Compliance Vice President and Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Rob Ruisch (42)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jennifer Morgan (38)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Lillie Peshel (34)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Sara Tamisiea (26)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jodi Winslow (33)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Non-Interested Persons (2)
Erwin H. Johnson (66) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (66) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (52) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants	13
James D. Wallace (54) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries	13	Director, GuideOne Insurance and various subsidiaries
Erlin J. Weness (64) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator — Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Mr. Lang is an interested director of the Fund by virtue of the position with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $10,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2008, the Fund paid directors’ fees totaling $26,833.

INFORMATION ON PROXY VOTING

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that the EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2008 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2007 and July 31, 2008, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $69,200 and $68,200, respectively.

(b)	Audit-Related Fees: There were no audit-related fees billed to the Fund for the fiscal years ended July 31, 2007 or July 31, 2008.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2007 and July 31, 2008, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2007	July 31, 2008
Fees related to audits of EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund	$71,600	$74,500
Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$43,800	$42,000

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV. RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

…

C.	Independent registered public accounting firm

…

2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;
b.	financial information systems design and implementation;
c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
d.	actuarial services;
e.	internal audit outsourcing services;
f.	management functions or human resources;
g.	broker or dealer, investment adviser, or investment banking services;
h.	legal services and expert services unrelated to the audit; and
i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.

Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

•

The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;
(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and
(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;
(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and
(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

…

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal year ended July 31, 2007 the aggregate non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $5,000. The fees were billed for research and consultation services provided during the SEC examination. There were no non-audit fees for the fiscal year ended July 31, 2008.

(h)

The Audit Committee of the Board of Directors of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the

Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5.	Audit Committee of Listed Registrant.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of

1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 10/01/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 10/01/08

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer
Date: 10/02/08